Revenue from Contracts with Customers	12 Months Ended
Oct. 31, 2022
Revenue from Contracts with Customers.
Revenue from Contracts with Customers
6.	Revenue from Contracts with Customers

For the year ended October 31	2022	2021	2022	2021	2022	2021	2022	2021
	Retail	Retail	Wholesale	Wholesale	Corporate	Corporate	Total	Total
	$	$	$	$	$	$	$	$
Primary geographical markets (i)
Canada	288,685	147,080	1,629	3,302	122	87	290,436	150,469
USA	56,680	25,845	2,643	3,889	-	-	59,323	29,734
International	7,093	920	-	-	-	-	7,093	920
Total revenue	352,458	173,845	4,272	7,191	122	87	356,852	181,123

Major products and services
Cannabis	288,291	132,788	-	-	-	-	288,291	132,788
Consumption accessories	40,902	26,798	4,248	7,139	-	-	45,150	33,937
Data analytics services	21,653	12,202	-	-	-	-	21,653	12,202
Other revenue	1,612	2,057	24	52	122	87	1,758	2,196
Total revenue	352,458	173,845	4,272	7,191	122	87	356,852	181,123

Timing of revenue recognition
Transferred at a point in time	352,458	173,845	4,272	7,191	122	87	356,852	181,123
Total revenue	352,458	173,845	4,272	7,191	122	87	356,852	181,123

(i)	Represents revenue based on geographical locations of the customers who have contributed to the revenue generated in the applicable segment.